PROPERTY (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021		Jan. 31, 2020
Sub-total	$ 355,177	$ 168,850		$ 178,600
Less: Accumulated depreciation	(99,558)	(88,823)		(64,091)
Total Property	255,619	80,027	[1]	114,509
Office Furniture, Fixtures and Equipment [Member]
Sub-total	85,413	85,413		95,163
Shop Equipment [Member]
Sub-total	43,004	43,004		43,004
Vehicles [Member]
Sub-total	$ 226,760	$ 40,433		$ 40,433

[1]	Derived from audited information